Share Capital (Tables)	3 Months Ended
Jul. 31, 2026
Disclosure of classes of share capital [abstract]
Summary of Changes in Stock Option

The changes in the stock options for the three months ended July 31, 2026, and the year ended April 30, 2026, are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2025 (outstanding)	1,927,925	5.69	4.45
Expired	(571,458)	9.70	—
Forfeited	(78,750)	0.85	—
Balance, April 30, 2026 (outstanding)	1,277,717	3.80	4.29
Expired	(15,265)	5.00	—
Balance, July 31, 2026 (outstanding)	1,262,452	4.03	4.08
Unvested	(281,278)	1.26	7.89
Exercisable, July 31, 2026	981,174	4.82	2.99

Summary of Options Outstanding

Details of the options outstanding as at July 31, 2026, are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
January 7, 2027	7.94	0.44	169,000	—	169,000
January 13, 2027	8.30	0.45	16,000	-	16,000
May 15, 2027	5.79	0.79	56,000	-	56,000
February 19, 2028(1)	5.76	1.56	431,452	-	431,452
January 19, 2029(2)	2.08	2.47	60,000	4,444	55,556
January 4, 2033(3)	2.07	6.44	8,000	1,167	6,833
May 8, 2033(3)	2.07	6.78	4,000	917	3,083
June 11, 2033(3)	2.07	6.87	8,000	2,000	6,000
August 8, 2033(3)	2.07	7.03	4,000	1,167	2,833
November 13, 2033(3)	2.07	7.29	8,000	2,833	5,167
February 19, 2034(3)	2.07	7.56	8,000	3,333	4,667
August 2, 2034(4)	1.21	8.01	490,000	265,417	224,583
	4.03	4.08	1,262,452	281,278	981,174
(1)
Exercise price of U.S.$4.10. The figure in the table above is translated at the July 31, 2026 rate.
(2)
Exercise price of U.S.$1.48. The figure in the table above is translated at the July 31, 2026 rate.
(3)
Exercise price of U.S.$1.47. The figure in the table above is translated at the July 31, 2026 rate.
(4)
Exercise price of U.S.$0.86. The figure in the table above is translated at the July 31, 2026 rate.

Summary of Changes in Finder's Warrants	Details of the finder’s warrants outstanding as at July 31, 2026, are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2025	186,761	17.02	1.62
Expired	(130,111)	21.36	—
Balance, April 30, 2026	56,650	1.27	2.61
Exercised	—	—	—
Balance, July 31, 2026	56,650	1.40	2.36

Details of Finder's Warrants Outstanding

Details of the finder's warrants outstanding as at July 31, 2026 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
December 8, 2028(1)	1.40	2.36	56,650

(1)
Exercise price of U.S. $1.00. The figure in the table above is translated at the July 31, 2026, rate.

Summarizes Activity Related to RSUs

The following table summarizes the activity related to the Company's RSUs for the three months ended July 31, 2026 and the year ended April 30, 2026. For purposes of this table, vested RSUs represent the shares for which the service condition had been fulfilled as of July 31, 2026:

	Number of Restricted Stock Units #	Weighted average grant date fair value $
Balance, April 30, 2025	46,000	0
Granted	1,287,335	2.36
Issued	(23,779)	0.70
Forfeited	(24,528)	0.15
Balance, April 30, 2026	1,285,028	2.35
Granted	700,000	2.28
Issued	(11,500)	0.56
Balance, July 31, 2026 (outstanding)	1,973,528	2.49
Unvested	(1,969,694)	2.49
Vested and outstanding, July 31, 2026	3,834	2.80